Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Escrow, title-related and other fees	79,585	61,275	62,017
Total other revenues	3,106	2,931	3,361
Total revenues	558,043	409,814	358,085
Eliminations
Disaggregation of Revenue [Line Items]
Net premiums written	(976)	0	0
Escrow, title-related and other fees	(101,004)	(70,414)	(68,488)
Total other revenues	0	0	0
Total revenues	(101,980)	(70,414)	(68,488)
Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	476,328	345,608	292,707
Escrow, title-related and other fees	3,520	2,099	873
Interest and investment income	1,952	2,086	2,411
Realized gains and losses, net	949	146	(6)
Total other revenues	2,901	2,232	2,405
Total revenues	482,749	349,939	295,985
Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	0	0	0
Escrow, title-related and other fees	177,069	129,590	129,632
Interest and investment income	230	325	1,026
Realized gains and losses, net	(25)	374	(70)
Total other revenues	205	699	956
Total revenues	177,274	130,289	130,588
Direct Agents title insurance premiums | Eliminations
Disaggregation of Revenue [Line Items]
Net premiums written	(976)	0	0
Direct Agents title insurance premiums | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	119,236	81,420	78,666
Third-Party Agent title insurance premiums | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	357,092	264,188	214,041
Escrow fees | Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	61,005	41,438	39,062
Other title-related fees and income | Eliminations
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	(101,004)	(70,414)	(68,488)
Other title-related fees and income | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	3,520	2,099	873
Other title-related fees and income | Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	$ 116,064	$ 88,152	$ 90,570